Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023
Current assets
Cash	$ 4,682,221	$ 6,804,579	$ 8,858,247
Accounts receivable (Note 18)	1,596,912	1,642,990	2,109,424
Biological assets (Note 3)	1,554,622	1,723,342	1,566,822
Inventory (Note 4)	4,769,776	5,021,290	4,494,257
Prepaid expenses and other assets	864,009	420,336	392,787
Notes receivable (Note 6.2)	7,189,635
Total current assets	20,657,175	15,612,537	17,421,537
Property and equipment (Note 8)	11,870,220	8,820,897	8,753,266
Other investments	1,810,363
Notes receivable (Notes 6.2.1 and 6.2.2)	2,613,969	2,449,122	1,430,526
Warrants asset (Note 13.2)	4,855,795	1,761,382	1,361,366
Intangible assets and goodwill (Note 9)	1,257,668	725,668	725,668
Deferred tax assets (Note 20)	250,620	246,294	470,358
TOTAL ASSETS	43,315,810	29,615,900	30,162,721
Current liabilities
Accounts payable and accrued liabilities	2,107,619	1,358,962	2,359,750
Current portion of lease liabilities (Note 7)	736,453	925,976	824,271
Current portion of long-term debt (Note 10)	227,679	780,358	1,285,604
Current portion of convertible debentures	1,945,226
Business acquisition consideration payable (Note 5)	536,881	360,000	360,000
Derivative liability (Notes 11.1.1, 11.2 and 11.2.1)	12,504,175	7,471,519	7,808,500
Income tax payable	1,907,177	873,388	366,056
Total current liabilities	19,965,210	11,770,203	13,004,181
Lease liabilities (Note 7)	4,475,490	1,972,082	2,094,412
Long-term debt (Note 10)	1,001,681	82,346	102,913
Business acquisition consideration payable	1,693,540
Uncertain tax position liability	269,883
Convertible debentures (Notes 11.1, 11.2 and 11.2.1)		2,459,924	2,412,762
TOTAL LIABILITIES	27,405,804	16,284,555	17,614,268
EQUITY
Share capital (Note 12)	38,499,491	24,593,422	24,539,422
Contributed surplus (Notes 13 and 14)	9,025,541	8,186,297	8,081,938
Accumulated other comprehensive loss	(125,930)	(108,069)	(114,175)
Accumulated deficit	(32,847,334)	(20,353,629)	(20,996,449)
Equity attributable to shareholders	14,551,768	12,318,021	11,564,736
Non-controlling interest (Note 23)	1,358,238	1,013,324	983,717
TOTAL EQUITY	15,910,006	13,331,345	12,548,453
TOTAL LIABILITIES AND EQUITY	$ 43,315,810	$ 29,615,900	$ 30,162,721